Interest Rate Derivatives and Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Interest Rate Derivatives and Fair Value Measurements
14.	Interest Rate Derivatives and Fair Value Measurements

The Company is exposed to the impact of interest rate changes on its variable rate debt. Accordingly, the Company has entered into interest rate swap agreements to manage the exposure to interest rate variability and details of existing interest rate derivatives are set out in note 6. None of the Company’s interest rate agreements qualify for hedge accounting, therefore, the net changes in the fair value of the interest rate derivative assets and liabilities at each reporting period are reflected in the current period operations as unrealized gains and losses on derivatives. Cash flows related to interest rate derivatives (initial payments of derivatives and periodic cash settlements) are included within cash flows from investing activities in the consolidated statement of cash flows. There were no initial payments on derivatives made in the years ended December 31, 2012 and December 31, 2011.

Realized gains or losses from interest rate derivatives are recognized in the consolidated statement of income together with cash settlements. In addition, the interest rate derivatives are “marked to market” at each reporting period end and are recorded at fair values. The unrealized gain on interest rate derivatives for the year ended December 31, 2012 was $9,725 (2011: $881 loss, 2010: $15,322 loss).

The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Observable inputs such as quoted prices in active markets;

Level 2.	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company has determined that the only derivative instruments that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy are its interest rate swap agreements. These are all categorized as Level 2 and at December 31, 2012 there was a liability of $35,591 (2011: $45,315). The fair value of the Company’s derivative instruments is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account interest rates at that date.